UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-05440

MFS INTERMEDIATE INCOME TRUST

(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, Massachusetts 02199

(Address of principal executive offices) (Zip code)

Christopher R. Bohane

Massachusetts Financial Services Company

111 Huntington Avenue

Boston, Massachusetts 02199

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: October 31

Date of reporting period: April 30, 2021

ITEM 1.	REPORTS TO STOCKHOLDERS.

Item 1(a):

Semiannual Report
April 30, 2021
MFS®  Intermediate
Income Trust
MIN-SEM

MANAGED DISTRIBUTION POLICY DISCLOSURE
The MFS Intermediate Income Trust’s (the fund) Board of Trustees adopted a managed distribution policy. The fund seeks to pay monthly distributions based on an annual rate of 8.50% of the fund’s average monthly net asset value. The primary purpose of the managed distribution policy is to provide shareholders with a constant, but not guaranteed, fixed minimum rate of distribution each month. You should not draw any conclusions about the fund’s investment performance from the amount of the current distribution or from the terms of the fund’s managed distribution policy. The Board may amend or terminate the managed distribution policy at any time without prior notice to fund shareholders. The amendment or termination of the managed distribution policy could have an adverse effect on the market price of the fund’s shares.
With each distribution, the fund will issue a notice to shareholders and an accompanying press release which will provide detailed information regarding the amount and composition of the distribution and other related information. The amounts and sources of distributions reported in the notice to shareholders are only estimates and are not being provided for tax reporting purposes. The actual amounts and sources of the amounts for tax reporting purposes will depend upon the fund’s investment experience during the remainder of its fiscal year and may be subject to changes based on tax regulations. The fund will send you a Form 1099-DIV for the calendar year that will tell you how to report these distributions for federal income tax purposes. Please refer to “Tax Matters and Distributions” under Note 2 of the Notes to Financial Statements for information regarding the tax character of the fund’s distributions.
Under a managed distribution policy the fund may at times distribute more than its net investment income and net realized capital gains; therefore, a portion of your distribution may result in a return of capital. A return of capital may occur, for example, when some or all of the money that you invested in the fund is paid back to you. Any such returns of capital will decrease the fund’s total assets and, therefore, could have the effect of increasing the fund’s expense ratio. In addition, in order to make the level of distributions called for under its managed distribution policy, the fund may have to sell portfolio securities at a less than opportune time. A return of capital does not necessarily reflect the fund’s investment performance and should not be confused with ‘yield’ or ‘income’. The fund’s total return in relation to changes in net asset value is presented in the Financial Highlights.

MFS® Intermediate
Income Trust
New York Stock Exchange Symbol: MIN

Contact information	back cover
NOT FDIC INSURED  •  MAY LOSE VALUE  •  NO BANK GUARANTEE

LETTER FROM THE CEO
Dear Shareholders:
Markets have experienced dramatic swings since the coronavirus pandemic brought the global economy to a standstill for several months early in 2020. While the speedy development of vaccines brightened the economic and market outlook, uncertainty remains as new variants of the virus appear and questions persist over how fast vaccines can be made widely available in the developing world.
Global central banks have taken aggressive steps to cushion the economic and market fallout related to the virus, and governments are deploying unprecedented levels of fiscal support. Having passed a $1.9 trillion stimulus package in March, the U.S. Congress is expected to approve additional stimulus later this year, some of it focused on infrastructure. Along with extraordinary government expenditures, pent-up consumer demand has fueled a surge in economic activity as coronavirus restrictions have been eased. Because of this, inflation pressures are being felt, and markets have pushed up yields on global government bonds, resulting in ripple effects across many financial markets.
A spirited debate is underway among investors over whether the current price pressures will persist or prove to be temporary, the consequence of pandemic-induced bottlenecks. The policy measures put in place to counteract the pandemic's effects have helped build a supportive environment and are encouraging economic recovery; however, if markets disconnect from fundamentals, they can sow the seeds of instability. As such, recent dramatic increases in speculative trading in cryptocurrencies, special-purpose acquisition companies (SPACs), and the like, bear watching.
In the aftermath of the crisis, we could see societal changes as households, businesses, and governments adjust to a new reality, and any such alterations could affect the investment landscape. For investors, events such as the COVID-19 outbreak demonstrate the importance of having a deep understanding of company fundamentals, and we have built our global research platform to do just that.
At MFS®, we put our clients’ assets to work responsibly by carefully navigating the increasing complexity of global markets and economies. Guided by our long-term philosophy and adhering to our commitment to sustainable investing, we tune out the noise and aim to uncover what we believe are the best, most durable investment opportunities in the market. Our unique global investment platform combines collective expertise, long-term discipline, and thoughtful risk management to create sustainable value for investors.
Respectfully,
Michael W. Roberge
Chief Executive Officer
MFS Investment Management
June 15, 2021
The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.

Portfolio Composition
Portfolio structure (i)
Fixed income sectors (i)
Investment Grade Corporates	53.9%
U.S. Treasury Securities	30.7%
Municipal Bonds	5.4%
Emerging Markets Bonds	2.8%
High Yield Corporates	1.3%
Commercial Mortgage-Backed Securities	1.2%
Mortgage-Backed Securities	0.9%
Non-U.S. Government Bonds	0.6%
Collateralized Debt Obligations	0.3%
U.S. Government Agencies	0.1%
Composition including fixed income credit quality (a)(i)
AAA	1.1%
AA	3.7%
A	19.8%
BBB	36.3%
BB	2.9%
B	0.8%
D	0.4%
U.S. Government	31.7%
Federal Agencies	1.0%
Not Rated	(0.5)%
Cash & Cash Equivalents	1.8%
Other	1.0%
Portfolio facts (i)
Average Duration (d)	3.8
Average Effective Maturity (m)	4.4 yrs.

(a)	For all securities other than those specifically described below, ratings are assigned to underlying securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. If none of the 3 rating agencies above assign a rating, but the security is rated by DBRS Morningstar, then the DBRS Morningstar rating is assigned. Ratings are shown in the S&P and Fitch scale (e.g., AAA). Securities rated BBB or higher are considered investment grade. All ratings are subject to change. U.S. Government includes securities issued by the U.S. Department of the Treasury. Federal Agencies includes rated and unrated U.S. Agency fixed-income securities, U.S. Agency mortgage-backed securities, and collateralized mortgage obligations of U.S. Agency mortgage-backed securities. Not Rated includes fixed income securities and fixed income derivatives that have not been rated by any rating agency. The fund may or may not have held all of these instruments on this date. The fund is not rated by these agencies.

Portfolio Composition - continued
(d)	Duration is a measure of how much a bond’s price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a bond with a 5-year duration is likely to lose about 5.00% of its value due to the interest rate move.
(i)	For purposes of this presentation, the components include the value of securities, and reflect the impact of the equivalent exposure of derivative positions, if any. These amounts may be negative from time to time. Equivalent exposure is a calculated amount that translates the derivative position into a reasonable approximation of the amount of the underlying asset that the portfolio would have to hold at a given point in time to have the same price sensitivity that results from the portfolio’s ownership of the derivative contract. When dealing with derivatives, equivalent exposure is a more representative measure of the potential impact of a position on portfolio performance than value. The bond component will include any accrued interest amounts.
(m)	In determining each instrument’s effective maturity for purposes of calculating the fund’s dollar-weighted average effective maturity, MFS uses the instrument’s stated maturity or, if applicable, an earlier date on which MFS believes it is probable that a maturity-shortening device (such as a put, pre-refunding or prepayment) will cause the instrument to be repaid. Such an earlier date can be substantially shorter than the instrument’s stated maturity.
Where the fund holds convertible bonds, they are treated as part of the equity portion of the portfolio.
Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statement of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.
Other includes equivalent exposure from currency derivatives and/or any offsets to derivative positions.
Percentages are based on net assets as of April 30, 2021.
The portfolio is actively managed and current holdings may be different.

Portfolio Managers' Profiles
Portfolio Manager	Primary Role	Since	Title and Five Year History
Geoffrey Schechter	Lead Portfolio Manager	2017	Investment Officer of MFS; employed in the investment management area of MFS since 1993.
Alexander Mackey	Investment Grade Debt Instruments Portfolio Manager	2017	Investment Officer of MFS; employed in the investment management area of MFS since 2001.
Other Notes
The fund’s shares may trade at a discount or premium to net asset value. When fund shares trade at a premium, buyers pay more than the net asset value underlying fund shares, and shares purchased at a premium would receive less than the amount paid for them in the event of the fund’s concurrent liquidation.
The fund's target annual distribution rate is calculated based on an annual rate of 8.50% of the fund's average monthly net asset value, not a fixed share price, and the fund's dividend amount will fluctuate with changes in the fund's average monthly net assets.
In accordance with Section 23(c) of the Investment Company Act of 1940, the fund hereby gives notice that it may from time to time repurchase shares of the fund in the open market at the option of the Board of Trustees and on such terms as the Trustees shall determine.

Portfolio of Investments
4/30/21 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Bonds – 97.5%
Aerospace & Defense – 1.4%
Boeing Co., 1.167%, 2/04/2023	$1,135,000	$ 1,139,713
Boeing Co., 1.433%, 2/04/2024	2,269,000	2,276,054
Huntington Ingalls Industries, Inc., 3.844%, 5/01/2025	2,486,000	2,711,098
		$6,126,865
Apparel Manufacturers – 0.6%
NIKE, Inc., 2.75%, 3/27/2027	$2,600,000	$ 2,804,277
Asset-Backed & Securitized – 1.5%
BXMT Ltd., 2021-FL4, “AS”, FLR, 1.42% (LIBOR - 1mo. + 1.3%), 5/15/2038 (n)	$2,000,000	$ 2,001,232
Commercial Mortgage Trust, 2017-COR2, “A3”, 3.51%, 9/10/2050	1,676,352	1,840,503
GS Mortgage Securities Trust, 2010-C1, “A2”, 4.592%, 8/10/2043 (n)	330,456	330,808
Shackleton CLO Ltd., 2015-8A, “A1R”, FLR, 1.108% (LIBOR - 3mo. + 0.92%), 10/20/2027 (n)	1,561,906	1,559,735
UBS Commercial Mortgage Trust, 2017-C1, “A4”, 3.544%, 11/15/2050	875,000	966,470
		$6,698,748
Automotive – 1.7%
Hyundai Capital America, 2.375%, 2/10/2023 (n)	$577,000	$ 592,454
Hyundai Capital America, 5.875%, 4/07/2025 (n)	2,094,000	2,431,894
Volkswagen Group of America Finance LLC, 2.85%, 9/26/2024 (n)	1,765,000	1,875,832
Volkswagen Group of America Finance LLC, 1.625%, 11/24/2027 (n)	1,500,000	1,477,171
Volkswagen Group of America Finance LLC, 3.75%, 5/13/2030 (n)	1,000,000	1,101,343
		$7,478,694
Brokerage & Asset Managers – 3.1%
Brookfield Finance, Inc., 2.724%, 4/15/2031	$2,844,000	$ 2,855,444
E*TRADE Financial Corp., 2.95%, 8/24/2022	3,500,000	3,607,675
Low Income Investment Fund, 3.386%, 7/01/2026	705,000	749,918
Low Income Investment Fund, 3.711%, 7/01/2029	1,905,000	2,028,416
National Securities Clearing Corp., 1.5%, 4/23/2025 (n)	1,117,000	1,137,897
TD Ameritrade Holding Corp., 3.3%, 4/01/2027	3,150,000	3,434,249
		$13,813,599
Building – 0.7%
Martin Marietta Materials, Inc., 3.5%, 12/15/2027	$2,946,000	$ 3,264,115

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Business Services – 0.9%
Tencent Holdings Ltd., 2.88%, 4/22/2031 (n)	$1,499,000	$ 1,518,901
Western Union Co., 1.35%, 3/15/2026	2,570,000	2,544,218
		$4,063,119
Cable TV – 1.0%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 4.908%, 7/23/2025	$1,350,000	$ 1,535,251
Time Warner Cable, Inc., 4%, 9/01/2021	2,770,000	2,777,618
		$4,312,869
Computer Software – 0.6%
Dell International LLC/EMC Corp., 5.85%, 7/15/2025 (n)	$399,000	$ 467,834
Dell International LLC/EMC Corp., 4.9%, 10/01/2026 (n)	2,054,000	2,359,552
		$2,827,386
Computer Software - Systems – 0.7%
Apple, Inc., 3.35%, 2/09/2027	$2,700,000	$ 2,987,688
Conglomerates – 0.5%
Westinghouse Air Brake Technologies Corp., 4.95%, 9/15/2028	$1,760,000	$ 2,024,226
Consumer Products – 1.5%
Reckitt Benckiser Treasury Services PLC, 3.625%, 9/21/2023 (n)	$2,274,000	$ 2,421,228
Reckitt Benckiser Treasury Services PLC, 2.75%, 6/26/2024 (n)	4,000,000	4,231,226
		$6,652,454
Consumer Services – 1.8%
Alibaba Group Holding Ltd., 2.8%, 6/06/2023	$1,605,000	$ 1,676,348
Booking Holdings, Inc., 3.55%, 3/15/2028	2,737,000	2,991,474
Conservation Fund, 3.474%, 12/15/2029	563,000	589,092
Toll Road Investors Partnership II LP, Capital Appreciation, NPFG, 0%, 2/15/2026 (n)	480,000	398,722
Toll Road Investors Partnership II LP, Capital Appreciation, NPFG, 0%, 2/15/2027 (n)	1,525,000	1,201,643
Toll Road Investors Partnership II LP, Capital Appreciation, NPFG, 0%, 2/15/2029 (n)	1,392,000	897,716
Toll Road Investors Partnership II LP, Capital Appreciation, NPFG, 0%, 2/15/2031 (n)	480,000	272,269
		$8,027,264

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Electronics – 1.2%
Broadcom Corp./Broadcom Cayman Finance Ltd., 3.875%, 1/15/2027	$1,845,000	$ 2,021,371
Broadcom, Inc., 3.469%, 4/15/2034 (n)	2,055,000	2,077,672
Microchip Technology, Inc., 3.922%, 6/01/2021	1,213,000	1,216,155
		$5,315,198
Emerging Market Quasi-Sovereign – 0.5%
Sinopec Capital (2013) Ltd. (People's Republic of China), 3.125%, 4/24/2023 (n)	$733,000	$ 763,603
Sinopec Group Overseas Development (2018) Ltd. (People's Republic of China), 1.45%, 1/08/2026 (n)	1,357,000	1,343,403
		$2,107,006
Emerging Market Sovereign – 0.2%
Republic of Poland, 5%, 3/23/2022	$772,000	$ 803,884
Energy - Independent – 0.2%
Diamondback Energy, Inc., 0.9%, 3/24/2023	$966,000	$ 966,375
Energy - Integrated – 1.5%
Cenovus Energy, Inc., 5.375%, 7/15/2025	$1,477,000	$ 1,679,342
Eni S.p.A., 4%, 9/12/2023 (n)	1,327,000	1,424,795
Exxon Mobil Corp., 3.294%, 3/19/2027	3,000,000	3,321,530
		$6,425,667
Financial Institutions – 2.1%
AerCap Ireland Capital DAC, 4.875%, 1/16/2024	$1,719,000	$ 1,883,965
AerCap Ireland Capital DAC, 6.5%, 7/15/2025	2,326,000	2,737,570
Avolon Holdings Funding Ltd., 3.95%, 7/01/2024 (n)	3,123,000	3,306,817
Avolon Holdings Funding Ltd., 3.25%, 2/15/2027 (n)	583,000	593,017
Avolon Holdings Funding Ltd., 2.75%, 2/21/2028 (n)	852,000	828,818
		$9,350,187
Food & Beverages – 0.9%
Constellation Brands, Inc., 4.4%, 11/15/2025	$3,306,000	$ 3,739,499
Gaming & Lodging – 1.4%
GLP Capital LP/GLP Financing II, Inc., 4%, 1/15/2031	$3,055,000	$ 3,221,681
Marriott International, Inc., 2.3%, 1/15/2022	1,686,000	1,702,189
Marriott International, Inc., 5.75%, 5/01/2025	271,000	311,960
Marriott International, Inc., 2.85%, 4/15/2031	802,000	797,233
		$6,033,063
Industrial Revenue - Other – 0.3%
Howard University, Washington D.C., AGM, 2.757%, 10/01/2027	$1,250,000	$ 1,302,454

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Insurance – 0.1%
AIA Group Ltd., 3.375%, 4/07/2030 (n)	$563,000	$ 607,166
Insurance - Property & Casualty – 1.5%
Allied World Assurance Co. Holdings Ltd., 4.35%, 10/29/2025	$3,110,000	$ 3,364,798
Fairfax Financial Holdings Ltd., 4.85%, 4/17/2028	2,971,000	3,345,247
		$6,710,045
International Market Quasi-Sovereign – 0.6%
Dexia Credit Local S.A. (Kingdom of Belgium), 1.875%, 9/15/2021 (n)	$2,510,000	$ 2,525,150
Internet – 0.3%
Baidu, Inc., 3.875%, 9/29/2023	$1,361,000	$ 1,451,521
Machinery & Tools – 0.9%
CNH Industrial Capital LLC, 4.2%, 1/15/2024	$472,000	$ 513,639
CNH Industrial Capital LLC, 3.85%, 11/15/2027	3,066,000	3,399,005
		$3,912,644
Major Banks – 13.4%
Bank of America Corp., 3.124% to 1/20/2022, FLR (LIBOR - 3mo. + 1.16%) to 1/20/2023	$5,400,000	$ 5,507,364
Bank of America Corp., 4.125%, 1/22/2024	2,876,000	3,148,322
Bank of America Corp., 1.734% to 7/22/2026, FLR (SOFR + 0.96%) to 7/22/2027	2,224,000	2,244,651
Bank of New York Mellon Corp., 3.5%, 4/28/2023	3,446,000	3,671,434
Barclays PLC, 4.61% to 2/15/2022, FLR (LIBOR - 3mo. + 1.4%) to 2/15/2023	3,857,000	3,977,184
Credit Suisse Group AG, 3.574%, 1/09/2023 (n)	1,500,000	1,528,047
Credit Suisse Group AG, 6.5%, 8/08/2023 (n)	915,000	1,010,572
Credit Suisse Group AG, 3.869% to 1/12/2028, FLR (LIBOR - 3mo. + 1.41%) to 1/12/2029 (n)	2,250,000	2,430,651
Deutsche Bank AG, 1.447% to 4/1/2024, FLR (SOFR + 1.131%) to 4/01/2025	2,012,000	2,019,577
Goldman Sachs Group, Inc., 5.75%, 1/24/2022	1,924,000	1,999,791
Goldman Sachs Group, Inc., 2.908% to 6/05/2022, FLR (LIBOR - 3mo. + 1.053%) to 6/05/2023	1,750,000	1,795,868
Goldman Sachs Group, Inc., 3.5%, 4/01/2025	1,500,000	1,631,346
Goldman Sachs Group, Inc., 1.093% to 12/09/2025, FLR (SOFR + 0.789%) to 12/09/2026	894,000	881,280
HSBC Holdings PLC, 3.262% to 3/13/2022, FLR (LIBOR - 3mo. + 1.055%) to 3/13/2023	4,000,000	4,095,333
HSBC Holdings PLC, 3.033% to 11/22/2022, FLR (LIBOR - 3mo. + 0.923%) to 11/22/2023	1,500,000	1,558,396

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Major Banks – continued
JPMorgan Chase & Co., 2.005% to 3/13/2025, FLR (SOFR + 1.585%) to 3/13/2026	$2,500,000	$ 2,578,985
JPMorgan Chase & Co., 2.58% to 4/22/2031, FLR (SOFR + 1.25%) to 4/22/2032	2,250,000	2,259,113
Morgan Stanley, 3.875%, 1/27/2026	5,400,000	6,019,699
NatWest Group PLC, 4.269% to 3/22/2024, FLR (LIBOR - 3mo. + 1.762%) to 3/22/2025	2,621,000	2,858,065
State Street Corp., 2.901% to 3/30/2025, FLR (SOFR + 2.6%) to 3/30/2026	407,000	434,958
Sumitomo Mitsui Financial Group, Inc., 3.102%, 1/17/2023	1,145,000	1,197,968
Sumitomo Mitsui Trust Bank Ltd., 0.85%, 3/25/2024 (n)	946,000	948,430
UBS Group AG, 1.008% to 7/30/2023, FLR (CMT - 1yr. + 0.83%) to 7/30/2024 (n)	770,000	774,854
UBS Group Funding (Switzerland) AG, 4.253%, 3/23/2028 (n)	2,449,000	2,770,860
UniCredito Italiano S.p.A., 6.572%, 1/14/2022 (n)	1,500,000	1,558,095
		$58,900,843
Medical & Health Technology & Services – 0.3%
ProMedica Toledo Hospital, “B”, AGM, 5.75%, 11/15/2038	$1,250,000	$ 1,476,020
Metals & Mining – 1.8%
Anglo American Capital PLC, 5.375%, 4/01/2025 (n)	$1,250,000	$ 1,436,467
Anglo American Capital PLC, 2.25%, 3/17/2028 (n)	744,000	739,826
Anglo American Capital PLC, 2.875%, 3/17/2031 (n)	870,000	872,086
Glencore Funding LLC, 4.125%, 5/30/2023 (n)	1,518,000	1,617,004
Glencore Funding LLC, 1.625%, 4/27/2026 (n)	1,191,000	1,183,808
Glencore Funding LLC, 3.875%, 10/27/2027 (n)	1,887,000	2,071,039
		$7,920,230
Midstream – 1.9%
Enbridge, Inc., 3.125%, 11/15/2029	$1,506,000	$ 1,580,219
MPLX LP, 3.5%, 12/01/2022	1,584,000	1,649,947
MPLX LP, 4%, 3/15/2028	3,395,000	3,748,477
Plains All American Pipeline LP, 3.8%, 9/15/2030	1,510,000	1,555,240
		$8,533,883
Mortgage-Backed – 0.9%
Fannie Mae, 6.5%, 11/01/2031	$484,596	$ 569,019
Freddie Mac, 3.064%, 8/25/2024	1,457,127	1,562,711
Freddie Mac, 3.187%, 9/25/2027	550,000	610,535
Freddie Mac, 4.06%, 10/25/2028	582,000	682,211
Freddie Mac, 6%, 8/01/2034	6,308	7,389
Ginnie Mae, 6%, 6/15/2033 - 10/15/2036	312,734	366,895

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Mortgage-Backed – continued
Ginnie Mae, 5.87%, 4/20/2058	$26,317	$ 30,450
		$3,829,210
Municipals – 5.4%
Bridgeview, IL, Stadium and Redevelopment Projects, AAC, 5.06%, 12/01/2025	$4,000,000	$ 4,092,723
California Earthquake Authority Rev., “B”, 1.227%, 7/01/2021	180,000	180,291
California Earthquake Authority Rev., “B”, 1.327%, 7/01/2022	575,000	581,724
California Earthquake Authority Rev., “B”, 1.477%, 7/01/2023	405,000	414,001
Florida State Board of Administration Finance Corp. Rev., “A”, 1.705%, 7/01/2027	1,709,000	1,724,222
Gainesville, TX, Hospital District, “A”, 5.711%, 8/15/2033	2,330,000	2,736,929
Michigan Finance Authority Hospital Refunding Rev. (Trinity Health Credit Group), “T”, 3.084%, 12/01/2034	2,500,000	2,641,583
Michigan Finance Authority Tobacco Settlement Asset-Backed Rev. (2006 Sold Tobacco Receipts), “A-1”, 2.326%, 6/01/2030	425,000	438,662
New Jersey Economic Development Authority State Pension Funding Rev., Capital Appreciation, “B”, AGM, 0%, 2/15/2023	3,704,000	3,659,038
Puerto Rico Electric Power Authority Rev., “RR”, NPFG, 5%, 7/01/2022	1,675,000	1,699,181
Syracuse, NY, Industrial Development Agency PILOT Rev. (Carousel Center Project), “B”, 5%, 1/01/2036 (n)	3,635,000	3,432,494
University of California, General Taxable Rev., “BG”, 1.614%, 5/15/2030	2,010,000	1,942,368
		$23,543,216
Network & Telecom – 0.4%
Verizon Communications, Inc., 0.75%, 3/22/2024	$1,714,000	$ 1,720,610
Oils – 1.1%
Marathon Petroleum Corp., 3.625%, 9/15/2024	$1,003,000	$ 1,083,341
Valero Energy Corp., 2.85%, 4/15/2025	1,052,000	1,110,406
Valero Energy Corp., 3.4%, 9/15/2026	2,353,000	2,521,427
		$4,715,174
Other Banks & Diversified Financials – 0.4%
Macquarie Group Ltd., 1.34% to 1/12/2026, FLR (SOFR + 1.069%) to 1/12/2027 (n)	$1,784,000	$ 1,759,808
Personal Computers & Peripherals – 0.2%
Equifax, Inc., 2.6%, 12/15/2025	$832,000	$ 877,261
Pharmaceuticals – 0.7%
AbbVie, Inc., 3.45%, 3/15/2022	$3,000,000	$ 3,064,168

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Real Estate - Retail – 2.0%
Brixmor Operating Partnership LP, REIT, 4.05%, 7/01/2030	$2,349,000	$ 2,578,938
Regency Centers Corp., 3.7%, 6/15/2030	3,000,000	3,270,483
VEREIT Operating Partnership LP, REIT, 3.4%, 1/15/2028	2,875,000	3,109,879
		$8,959,300
Retailers – 1.1%
Alimentation Couche-Tard, Inc., 2.7%, 7/26/2022 (n)	$2,700,000	$ 2,772,098
Kohl's Corp., 9.5%, 5/15/2025	1,634,000	2,109,869
		$4,881,967
Specialty Stores – 0.8%
Advance Auto Parts, 1.75%, 10/01/2027	$3,000,000	$ 2,970,934
Nordstrom, Inc., 2.3%, 4/08/2024 (n)	518,000	519,860
		$3,490,794
Supranational – 0.7%
Corporacion Andina de Fomento, 4.375%, 6/15/2022	$2,950,000	$ 3,076,260
Telecommunications - Wireless – 2.1%
American Tower Corp., REIT, 3.55%, 7/15/2027	$4,000,000	$ 4,367,106
Crown Castle International Corp., 3.65%, 9/01/2027	947,000	1,039,303
Crown Castle International Corp., 2.25%, 1/15/2031	1,000,000	970,587
T-Mobile USA, Inc., 3.875%, 4/15/2030 (n)	2,500,000	2,723,250
		$9,100,246
Tobacco – 0.5%
B.A.T. Capital Corp., 4.7%, 4/02/2027	$2,000,000	$ 2,255,407
Transportation - Services – 0.7%
Element Fleet Management Corp., 1.6%, 4/06/2024 (n)	$2,990,000	$ 3,024,603
U.S. Government Agencies and Equivalents – 0.1%
Small Business Administration, 6.34%, 5/01/2021	$9,391	$ 9,392
Small Business Administration, 6.44%, 6/01/2021	6,818	6,842
Small Business Administration, 6.625%, 7/01/2021	9,103	9,156
Small Business Administration, 5.34%, 11/01/2021	47,727	48,095
Small Business Administration, 4.93%, 1/01/2024	45,613	47,461
Small Business Administration, 5.36%, 11/01/2025	113,720	121,324
Small Business Administration, 5.39%, 12/01/2025	71,472	76,252
		$318,522
U.S. Treasury Obligations – 31.5%
U.S. Treasury Notes, 1.75%, 11/30/2021	$3,010,000	$ 3,039,630
U.S. Treasury Notes, 2.625%, 12/15/2021	12,500,000	12,699,219
U.S. Treasury Notes, 1.75%, 2/28/2022	10,420,000	10,565,717

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
U.S. Treasury Obligations – continued
U.S. Treasury Notes, 1.75%, 5/15/2022	$3,250,000	$ 3,306,367
U.S. Treasury Notes, 2.125%, 12/31/2022 (f)	14,635,000	15,118,641
U.S. Treasury Notes, 2.5%, 8/15/2023	12,710,000	13,370,821
U.S. Treasury Notes, 2.75%, 2/15/2024	8,385,000	8,956,883
U.S. Treasury Notes, 2.375%, 8/15/2024	9,230,000	9,823,821
U.S. Treasury Notes, 2%, 2/15/2025	9,900,000	10,442,953
U.S. Treasury Notes, 2%, 8/15/2025	5,225,000	5,520,131
U.S. Treasury Notes, 2.25%, 11/15/2025	5,086,000	5,430,298
U.S. Treasury Notes, 2%, 11/15/2026	6,254,000	6,594,550
U.S. Treasury Notes, 1.625%, 11/30/2026	7,750,000	8,015,498
U.S. Treasury Notes, 2.375%, 5/15/2027	4,075,000	4,379,829
U.S. Treasury Notes, 0.5%, 6/30/2027	6,500,000	6,250,156
U.S. Treasury Notes, 0.375%, 9/30/2027	5,672,000	5,381,532
U.S. Treasury Notes, 1.75%, 11/15/2029	4,500,000	4,593,340
U.S. Treasury Notes, 1.5%, 2/15/2030	5,043,500	5,028,133
		$ 138,517,519
Utilities - Electric Power – 3.8%
Emera U.S. Finance LP, 2.7%, 6/15/2021	$492,000	$ 492,795
Enel Americas S.A., 4%, 10/25/2026	252,000	274,398
Enel Finance International N.V., 2.75%, 4/06/2023 (n)	3,500,000	3,638,821
FirstEnergy Corp., 4.4%, 7/15/2027	2,827,000	3,095,565
ITC Holdings Corp., 2.95%, 5/14/2030 (n)	3,000,000	3,104,135
Liberty Utilities Finance Co., 2.05%, 9/15/2030 (n)	3,000,000	2,843,577
Pacific Gas & Electric Co., 2.1%, 8/01/2027	952,000	928,063
Southern California Edison, 6.65%, 4/01/2029	816,000	1,002,659
Transelec S.A., 4.625%, 7/26/2023 (n)	927,000	996,061
Transelec S.A., 4.25%, 1/14/2025 (n)	228,000	248,237
		$16,624,311
Total Bonds (Identified Cost, $410,670,399)		$ 428,920,515
Investment Companies (h) – 1.9%
Money Market Funds – 1.9%
MFS Institutional Money Market Portfolio, 0.04% (v) (Identified Cost, $8,383,353)	8,383,353	$ 8,383,353
Other Assets, Less Liabilities – 0.6%		2,710,813
Net Assets – 100.0%		$ 440,014,681

(f)	All or a portion of the security has been segregated as collateral for open futures contracts.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $8,383,353 and $428,920,515, respectively.

Portfolio of Investments (unaudited) – continued
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $83,752,581, representing 19.0% of net assets.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:
AAC	Ambac Assurance Corp.
AGM	Assured Guaranty Municipal
CLO	Collateralized Loan Obligation
CMT	Constant Maturity Treasury
FLR	Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.
LIBOR	London Interbank Offered Rate
NPFG	National Public Finance Guarantee Corp.
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
Derivative Contracts at 4/30/21
Futures Contracts
Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Liability Derivatives
Interest Rate Futures
U.S. Treasury Ultra Note 10 yr	Short	USD	30	$4,366,406	June – 2021	$(49,328)
At April 30, 2021, the fund had liquid securities with an aggregate value of $76,538 to cover any collateral or margin obligations for derivative contracts.

Financial Statements
Statement of Assets and Liabilities
At 4/30/21 (unaudited)
This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.
Assets
Investments in unaffiliated issuers, at value (identified cost, $410,670,399)	$428,920,515
Investments in affiliated issuers, at value (identified cost, $8,383,353)	8,383,353
Receivables for
Interest	2,941,443
Other assets	82,868
Total assets	$440,328,179
Liabilities
Payables for
Distributions	$116,883
Net daily variation margin on open futures contracts	3,749
Investments purchased	68,789
Payable to affiliates
Investment adviser	11,682
Administrative services fee	374
Transfer agent and dividend disbursing costs	2,216
Accrued expenses and other liabilities	109,805
Total liabilities	$313,498
Net assets	$440,014,681
Net assets consist of
Paid-in capital	$434,198,009
Total distributable earnings (loss)	5,816,672
Net assets	$440,014,681
Shares of beneficial interest outstanding	115,930,528
Net asset value per share (net assets of $440,014,681 / 115,930,528 shares of beneficial interest outstanding)	$3.80
See Notes to Financial Statements

Financial Statements
Statement of Operations
Six months ended 4/30/21 (unaudited)
This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.
Net investment income (loss)
Income
Interest	$6,200,478
Dividends from affiliated issuers	2,611
Total investment income	$6,203,089
Expenses
Management fee	$1,086,876
Transfer agent and dividend disbursing costs	40,801
Administrative services fee	33,567
Independent Trustees' compensation	11,166
Stock exchange fee	56,184
Custodian fee	14,913
Shareholder communications	72,937
Audit and tax fees	42,501
Legal fees	8,129
Miscellaneous	23,051
Total expenses	$1,390,125
Net investment income (loss)	$4,812,964
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers	$2,903,297
Change in unrealized appreciation or depreciation
Unaffiliated issuers	$(6,189,523)
Futures contracts	(49,328)
Net unrealized gain (loss)	$(6,238,851)
Net realized and unrealized gain (loss)	$(3,335,554)
Change in net assets from operations	$1,477,410
See Notes to Financial Statements

Financial Statements
Statements of Changes in Net Assets
These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
	Six months ended	Year ended
	4/30/21 (unaudited)	10/31/20
Change in net assets
From operations
Net investment income (loss)	$4,812,964	$10,810,455
Net realized gain (loss)	2,903,297	11,617,275
Net unrealized gain (loss)	(6,238,851)	5,979,324
Change in net assets from operations	$1,477,410	$28,407,054
Distributions to shareholders	$(7,967,345)	$(17,493,874)
Tax return of capital distributions to shareholders	$—	$(22,080,450)
Distributions from other sources	$(11,339,728)	$—
Change in net assets from fund share transactions	$—	$(3,410,552)
Total change in net assets	$(17,829,663)	$(14,577,822)
Net assets
At beginning of period	457,844,344	472,422,166
At end of period	$440,014,681	$457,844,344
See Notes to Financial Statements

Financial Statements
Financial Highlights
The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
	Six months ended	Year ended
	4/30/21 (unaudited)	10/31/20	10/31/19	10/31/18	10/31/17	10/31/16
Net asset value, beginning of period	$3.95	$4.04	$4.03	$4.46	$4.80	$5.05
Income (loss) from investment operations
Net investment income (loss) (d)	$0.04	$0.09	$0.10	$0.10	$0.10(c)	$0.11
Net realized and unrealized gain (loss)	(0.02)	0.16	0.25	(0.17)	(0.05)	0.06
Total from investment operations	$0.02	$0.25	$0.35	$(0.07)	$0.05	$0.17
Less distributions declared to shareholders
From net investment income	$(0.07)	$(0.11)	$(0.10)	$(0.10)	$(0.02)	$(0.08)
From net realized gain	—	(0.04)	—	—	—	—
From tax return of capital	—	(0.19)	(0.24)	(0.26)	(0.37)	(0.34)
From other sources	(0.10)	—	—	—	—	—
Total distributions declared to shareholders	$(0.17)	$(0.34)	$(0.34)	$(0.36)	$(0.39)	$(0.42)
Net increase from repurchase of capital shares	$—	$0.00(w)	$0.00(w)	$0.00(w)	$—	$0.00(w)
Net asset value, end of period (x)	$3.80	$3.95	$4.04	$4.03	$4.46	$4.80
Market value, end of period	$3.72	$3.73	$3.77	$3.69	$4.24	$4.45
Total return at market value (%)	4.22(n)	8.24	11.87	(4.56)	4.30	6.93
Total return at net asset value (%) (j)(r)(s)(x)	0.53(n)	6.96	9.77	(0.90)	1.72(c)	4.15
Ratios (%) (to average net assets) and Supplemental data:
Expenses (f)	0.62(a)	0.64	0.65	0.64	0.61(c)	0.64
Net investment income (loss)	2.15(a)	2.33	2.58	2.33	2.07(c)	2.16
Portfolio turnover	12(n)	43	18	50	65	19
Net assets at end of period (000 omitted)	$440,015	$457,844	$472,422	$473,577	$524,864	$565,316

See Notes to Financial Statements

Financial Highlights – continued
(a)	Annualized.
(c)	Amount reflects a one-time reimbursement of expenses by the custodian (or former custodian) without which net investment income and performance would be lower and expenses would be higher.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(j)	Total return at net asset value is calculated using the net asset value of the fund, not the publicly traded price and therefore may be different than the total return at market value.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(w)	Per share amount was less than $0.01.
(x)	The net asset values and total returns at net asset value have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
See Notes to Financial Statements

Notes to Financial Statements
(unaudited)
(1) Business and Organization
MFS Intermediate Income Trust (the fund) is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as a diversified closed-end management investment company.
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(2) Significant Accounting Policies
General — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s market, economic, industrial, political, regulatory, geopolitical, environmental, public health, and other conditions.
In March 2020, the FASB issued Accounting Standards Update 2020-04, Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting (“ASU 2020-04”), which provides optional, temporary relief for certain reference rate-related contract modifications due to the planned discontinuation of the London Interbank Offered Rate (LIBOR) and other IBOR-based reference rates as of the end of 2021. In March 2021, the administrator for LIBOR announced the extension of the publication of the more commonly used U.S. dollar LIBOR settings to the end of June 2023. Management is still evaluating the impact of ASU 2020-04 on the fund's accounting for investments, derivatives, debt and other contracts that will undergo reference rate-related modifications as a result of the reference rate reform.
Balance Sheet Offsetting — The fund's accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund's right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.

Notes to Financial Statements (unaudited) - continued
Investment Valuations — Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires

Notes to Financial Statements (unaudited) - continued
judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as futures contracts. The following is a summary of the levels used as of April 30, 2021 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
U.S. Treasury Bonds & U.S. Government Agencies & Equivalents	$—	$138,836,041	$—	$138,836,041
Non - U.S. Sovereign Debt	—	8,512,300	—	8,512,300
Municipal Bonds	—	23,543,216	—	23,543,216
U.S. Corporate Bonds	—	154,551,958	—	154,551,958
Residential Mortgage-Backed Securities	—	3,829,210	—	3,829,210
Commercial Mortgage-Backed Securities	—	5,139,013	—	5,139,013
Asset-Backed Securities (including CDOs)	—	1,559,735	—	1,559,735
Foreign Bonds	—	92,949,042	—	92,949,042
Mutual Funds	8,383,353	—	—	8,383,353
Total	$8,383,353	$428,920,515	$—	$437,303,868
Other Financial Instruments
Futures Contracts – Liabilities	$(49,328)	$—	$—	$(49,328)
For further information regarding security characteristics, see the Portfolio of Investments.
Derivatives — The fund uses derivatives primarily to increase or decrease exposure to a particular market or segment of the market, or security, to increase or decrease interest rate or currency exposure, or as alternatives to direct investments. Derivatives are used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.
The derivative instruments used by the fund during the period were futures contracts. Depending on the type of derivative, a fund may exit a derivative position by entering into an offsetting transaction with a counterparty or exchange, negotiating an agreement with the derivative counterparty, or novating the position to a third party. The fund may be unable to promptly close out a futures position in instances where the daily fluctuation in the price for that type of future exceeds the daily limit set by the exchange. The fund's period end derivatives, as presented in the Portfolio of Investments and the associated Derivative Contract tables, generally are indicative of the volume of its derivative activity during the period.

Notes to Financial Statements (unaudited) - continued
The following table presents, by major type of derivative contract, the fair value, on a gross basis, of the asset and liability components of derivatives held by the fund at April 30, 2021 as reported in the Statement of Assets and Liabilities:
		Fair Value (a)
Risk	Derivative Contracts	Liability Derivatives
Interest Rate	Interest Rate Futures	$(49,328)
(a)	Values presented in this table for futures contracts correspond to the values reported in the Portfolio of Investments. Only the current day net variation margin for futures contracts is separately reported within the Statement of Assets and Liabilities.
There is no realized gain (loss) from derivative transactions during the period.
The following table presents, by major type of derivative contract, the change in unrealized appreciation or depreciation on derivatives held by the fund for the six months ended April 30, 2021 as reported in the Statement of Operations:
Risk	Futures Contracts
Interest Rate	$(49,328)
Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain, but not all, uncleared derivatives, the fund attempts to reduce its exposure to counterparty credit risk whenever possible by entering into an ISDA Master Agreement on a bilateral basis. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a specified deterioration in the credit quality of the other party. Upon an event of default or a termination of the ISDA Master Agreement, the non-defaulting party has the right to close out all transactions traded under such agreement and to net amounts owed under each agreement to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the fund's credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any.
Collateral and margin requirements differ by type of derivative. For cleared derivatives (e.g., futures contracts, cleared swaps, and exchange-traded options), margin requirements are set by the clearing broker and the clearing house and collateral, in the form of cash or securities, is posted by the fund directly with the clearing broker. Collateral terms are counterparty agreement specific for uncleared derivatives (e.g., forward foreign currency exchange contracts, uncleared swap agreements, and uncleared options) and collateral, in the form of cash and securities, is held in segregated accounts with the fund's custodian in connection with these agreements. For derivatives traded under an ISDA Master Agreement, which contains a collateral support annex, the collateral requirements are netted across all transactions traded under such counterparty-specific agreement and an amount is posted from one party to the other to collateralize such obligations. Cash that has been segregated or delivered to cover the fund's collateral or margin obligations under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities as restricted cash for uncleared derivatives and/or deposits with brokers for cleared derivatives. Securities pledged as collateral or margin for the same purpose, if any, are noted in the

Notes to Financial Statements (unaudited) - continued
Portfolio of Investments. The fund may be required to make payments of interest on uncovered collateral or margin obligations with the broker. Any such payments are included in “Miscellaneous” expense in the Statement of Operations.
Futures Contracts — The fund entered into futures contracts which may be used to hedge against or obtain broad market exposure, interest rate exposure, currency exposure, or to manage duration. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.
Upon entering into a futures contract, the fund is required to deposit with the broker, either in cash or securities, an initial margin in an amount equal to a specified percentage of the notional amount of the contract. Subsequent payments (variation margin) are made or received by the fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gain or loss by the fund until the contract is closed or expires at which point the gain or loss on futures contracts is realized.
The fund bears the risk of interest rates, exchange rates or securities prices moving unexpectedly, in which case, the fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. While futures contracts may present less counterparty risk to the fund since the contracts are exchange traded and the exchange’s clearinghouse guarantees payments to the broker, there is still counterparty credit risk due to the insolvency of the broker. The fund’s maximum risk of loss due to counterparty credit risk is equal to the margin posted by the fund to the broker plus any gains or minus any losses on the outstanding futures contracts.
Indemnifications — Under the fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.
Investment Transactions and Income — Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Interest payments received in additional securities are recorded on the ex-interest date in an amount equal to the value of the security on such date.
The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.
Tax Matters and Distributions — The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and

Notes to Financial Statements (unaudited) - continued
state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.
Distributions to shareholders are recorded on the ex-dividend date. The fund seeks to pay monthly distributions based on an annual rate of 8.50% of the fund’s average monthly net asset value. As a result, distributions may exceed actual earnings which may result in a tax return of capital. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.
Book/tax differences primarily relate to amortization and accretion of debt securities.
For the six months ended April 30, 2021, the amount of distributions estimated to be a tax return of capital was approximately $11,339,728 which is reported as distributions from other sources in the Statements of Changes in Net Assets. All or a portion of this amount may be redesignated as capital gains at fiscal year end.
The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:
Year ended 10/31/20
Ordinary income (including any short-term capital gains)	$12,852,951
Long-term capital gains	4,640,923
Tax return of capital (b)	22,080,450
Total distributions	$39,574,324

(b)	Distributions in excess of tax basis earnings and profits are reported in the financial statements as a tax return of capital.
The federal tax cost and the tax basis components of distributable earnings were as follows:
As of 4/30/21
Cost of investments	$419,981,258
Gross appreciation	19,116,298
Gross depreciation	(1,793,688)
Net unrealized appreciation (depreciation)	$ 17,322,610
As of 10/31/20
Other temporary differences	(122,722)
Net unrealized appreciation (depreciation)	23,769,057

Notes to Financial Statements (unaudited) - continued
The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.
(3) Transactions with Affiliates
Investment Adviser — The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at an annual rate of 0.32% of the fund’s average daily net assets and 5.65% of gross income. Gross income is calculated based on tax elections that generally include the accretion of discount and exclude the amortization of premium, which may differ from investment income reported in the Statement of Operations. MFS has agreed to reduce its management fee to the lesser of the contractual management fee as set forth above or 0.85% of the fund's average daily net assets. This written agreement will continue until modified by the fund's Board of Trustees, but such agreement will continue at least until October 31, 2021. For the six months ended April 30, 2021, the fund’s average daily net assets and gross income fees did not meet the thresholds required to waive the management fee under this agreement. The management fee, from net assets and gross income, incurred for the six months ended April 30, 2021 was equivalent to an annual effective rate of 0.49% of the fund’s average daily net assets.
Transfer Agent — The fund engages Computershare Trust Company, N.A. (“Computershare”) as the sole transfer agent for the fund. MFS Service Center, Inc. (MFSC) monitors and supervises the activities of Computershare for an agreed upon fee approved by the Board of Trustees. For the six months ended April 30, 2021, these fees paid to MFSC amounted to $14,731.
Administrator — MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended April 30, 2021 was equivalent to an annual effective rate of 0.0150% of the fund's average daily net assets.
Trustees’ and Officers’ Compensation — The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS and MFSC.
Other — The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS but does incur investment and operating costs.
The fund is permitted to engage in purchase and sale transactions with funds and accounts for which MFS serves as investment adviser or sub-adviser (“cross-trades”) pursuant to a policy adopted by the Board of Trustees. This policy has been designed to ensure that cross-trades conducted by the fund comply with Rule 17a-7 under the Investment Company Act of 1940. During the six months ended April 30, 2021, the fund engaged in purchase transactions pursuant to this policy, which amounted to $122,934.

Notes to Financial Statements (unaudited) - continued
(4) Portfolio Securities
For the six months ended April 30, 2021, purchases and sales of investments, other than short-term obligations, were as follows:
	Purchases	Sales
U.S. Government securities	$5,570,769	$7,216,270
Non-U.S. Government securities	48,657,805	62,715,500
(5) Shares of Beneficial Interest
The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. The Trustees have authorized the repurchase by the fund of up to 10% annually of its own shares of beneficial interest.
During the six months ended April 30, 2021, there were no transactions in fund shares. The fund repurchased 973,652 shares of beneficial interest during the year ended October 31, 2020 at an average price per share of $3.50 and a weighted average discount of 8.62% per share. Transactions in fund shares were as follows:
	Six months ended 4/30/21		Year ended 10/31/20
	Shares	Amount	Shares	Amount
Capital shares repurchased	—	$—	(973,652)	$(3,410,552)
(6) Line of Credit
The fund and certain other funds managed by MFS participate in a $1.25 billion unsecured committed line of credit of which $1 billion is reserved for use by the fund and certain other MFS U.S. funds. The line of credit is provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of one month LIBOR, the Federal Funds Effective Rate and the Overnight Bank Funding Rate, plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the six months ended April 30, 2021, the fund’s commitment fee and interest expense were $1,072 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.

Notes to Financial Statements (unaudited) - continued
(7) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$6,790,424	$59,138,729	$57,545,800	$—	$—	$8,383,353

Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$2,611	$—
(8) Impacts of COVID-19
The pandemic related to the global spread of novel coronavirus disease (COVID-19), which was first detected in December 2019, has resulted in significant disruptions to global business activity and the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the securities and commodities markets in general. Multiple surges in cases globally, the availability and widespread adoption of vaccines, and the emergence of variant strains of the virus continue to create uncertainty as to the future and long-term impacts resulting from the pandemic including impacts to the prices and liquidity of the fund's investments and the fund's performance.

Report of Independent Registered Public Accounting Firm
To the Trustees and Shareholders of MFS Intermediate Income Trust:
Results of Review of Interim Financial Statements
We have reviewed the accompanying statement of assets and liabilities of MFS Intermediate Income Trust (the “Trust”), including the portfolio of investments, as of April 30, 2021, and the related statements of operations and changes in net assets and the financial highlights for the six-month period ended April 30, 2021, and the related notes. Based on our review, we are not aware of any material modifications that should be made to the accompanying interim financial statements and financial highlights for them to be in conformity with accounting principles generally accepted in the United States of America.
We have previously audited, in accordance with the standards of the Public Company Accounting Oversight Board (United States) (PCAOB), the statement of assets and liabilities, including the portfolio of investments, as of October 31, 2020 (not presented herein), the related statement of operations for the year ended October 31, 2020 (not presented herein), the statements of changes in net assets for the years ended October 31, 2020, and October 31, 2019 (2019 not presented herein) and the financial highlights for each of the five years in the period ended October 31, 2020; and in our report dated December 16, 2020, we expressed an unqualified opinion on those financial statements.
Basis for Review Results
These interim financial statements and financial highlights are the responsibility of the Trust's management. We are a public accounting firm registered with the PCAOB and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our review in accordance with the standards of the PCAOB. A review of interim financial information consists principally of applying analytical procedures and making inquiries of persons responsible for financial and accounting matters. It is substantially less in scope than an audit conducted in accordance with the standards of the PCAOB, the objective of which is the expression of an opinion regarding the financial statements taken as a whole. Accordingly, we do not express such an opinion.
DELOITTE & TOUCHE LLP
Boston, Massachusetts
June 15, 2021
We have served as the auditor of one or more of the MFS investment companies since 1924.

Proxy Voting Policies and Information
MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.
Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available by August 31 of each year without charge by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.
Quarterly Portfolio Disclosure
The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s Web site at  http://www.sec.gov. A shareholder can obtain the portfolio holdings report for the first and third quarters of the fund's fiscal year at  mfs.com/closedendfunds by choosing the fund's name and then scrolling to the “Resources” section and clicking on the “Prospectus and Reports” tab.
Further Information
From time to time, MFS may post important information about the fund or the MFS Funds on the MFS Web site (mfs.com). This information is available at https://www.mfs.com/announcements or at mfs.com/closedendfunds by choosing the fund's name and then scrolling to the “Resources” section and clicking on the “Announcements” tab, if any.
Additional information about the fund (e.g., performance, dividends and the fund’s price history)  is also available at mfs.com/closedendfunds by choosing the fund's name, if any.
INFORMATION ABOUT FUND CONTRACTS AND LEGAL CLAIMS
The fund has entered into contractual arrangements with an investment adviser, administrator, transfer agent, and custodian who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.
Under the Trust’s By-Laws and Declaration of Trust, any claims asserted against or on behalf of the MFS Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.

CONTACT US
TRANSFER AGENT, REGISTRAR, AND
DIVIDEND DISBURSING AGENT
CALL
1-800-637-2304
9 a.m. to 5 p.m. Eastern time
WRITE
Computershare Trust Company, N.A.
P.O. Box 505005
Louisville, KY 40233-5005
New York Stock Exchange Symbol: MIN

Item 1(b):

A copy of the notice transmitted to the Registrant’s shareholders in reliance on Rule 30e-3 of the Investment Company Act of 1940, as amended that contains disclosure specified by paragraph (c)(3) of Rule 30e-3 is attached hereto as EX-99.30e-3Notice.

ITEM 2.	CODE OF ETHICS.

During the period covered by this report, the Registrant has not amended any provision in its Code of Ethics (the “Code”) that relates to an element of the Code’s definitions enumerated in paragraph (b) of Item 2 of this Form N-CSR. During the period covered by this report, the Registrant did not grant a waiver, including an implicit waiver, from any provision of the Code.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual reports.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual reports.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable for semi-annual reports.

ITEM 6.	SCHEDULE OF INVESTMENTS

A schedule of investments for MFS Intermediate Income Trust is included as part of the report to shareholders under Item 1(a) of this Form N-CSR.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable for semi-annual reports.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

There were no changes during the period.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

MFS Intermediate Income Trust

Period	(a) Total number of Shares Purchased	(b) Average Price Paid per Share	(c) Total Number of Shares Purchased as Part of Publicly Announced Plans or Programs	(d) Maximum Number (or Approximate Dollar Value) of Shares that May Yet Be Purchased under the Plans or Programs
11/01/20-11/30/20	0	N/A	0	11,593,052
12/01/20-12/31/20	0	N/A	0	11,593,052
1/01/21-1/31/21	0	N/A	0	11,593,052
2/01/21-2/28/21	0	N/A	0	11,593,052
3/01/21-3/31/21	0	N/A	0	11,593,052
4/01/21-4/30/21	0	N/A	0	11,593,052

Total	0	N/A	0

Note: The Board approved procedures to repurchase shares and reviews the results periodically. The notification to shareholders of the program is part of the semi-annual and annual reports sent to shareholders. These annual programs begin on October 1st of each year. The programs conform to the conditions of Rule 10b-18 of the Securities Exchange Act of 1934 and limit the aggregate number of shares that may be purchased in each annual period (October 1 through the following September 30) to 10% of the Registrant’s outstanding shares as of the first day of the plan year (October 1). The aggregate number of shares available for purchase for the October 1, 2020 plan year is 11,593,052.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to the procedures by which shareholders may send recommendations to the Board for nominees to the Registrant’s Board since the Registrant last provided disclosure as to such procedures in response to the requirements of Item 407 (c)(2)(iv) of Regulation S-K or this Item.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)

Based upon their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-CSR, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)

There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by the report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable for semi-annual reports.

ITEM 13.	EXHIBITS.

(a)	File the exhibits listed below as part of this form. Letter or number the exhibits in the sequence indicated.

(1)

Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit. Not applicable.

(2)

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto as EX-99.302CERT.

(3)

Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable.

(4)	Change in the registrant’s independent public accountant. Not applicable.

(b)

If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed “filed” for the purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference: Attached hereto as EX-99.906CERT.

(c)	Registrant’s Rule 30e-3 Notice pursuant to Item 1(b) of Form N-CSR. Attached hereto as EX-99.30e-3Notice.

(d)	Notices to Trust’s common shareholders in accordance with Investment Company Act Section 19(a) and Rule 19a-1. Attached hereto as EX-99.19a-1.

Notice

A copy of the Amended and Restated Declaration of Trust of the Registrant is on file with the Secretary of State of the Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	MFS INTERMEDIATE INCOME TRUST

By (Signature and Title)*	/S/ DAVID L. DILORENZO
David L. DiLorenzo, President

Date: June 15, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/S/ DAVID L. DILORENZO
David L. DiLorenzo, President
(Principal Executive Officer)

Date: June 15, 2021

By (Signature and Title)*	/S/ JAMES O. YOST
James O. Yost, Treasurer
(Principal Financial Officer
and Accounting Officer)

Date: June 15, 2021

*	Print name and title of each signing officer under his or her signature.